Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO 1 (1) ($)	Compensation Actually Paid to PEO 1 (1) (6) ($)	Summary Compensation Table Total for PEO 2 (2) ($)	Compensation Actually Paid to PEO 2 (2) (6) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (3) (6) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (7) ($ mil)	Operating ROE (5) (7) (%)
							Total Shareholder Return (7) ($)	Peer Group Total Shareholder Return (4) (7) ($)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	46,595,558	59,692,274	—	—	2,270,456	3,055,107	157.12	123.46	1,177.27	9.65
2021	7,625,826	15,232,619	—	—	1,878,244	2,946,509	132.82	120.04	430.32	10.75
2020	9,417,160	9,751,778	1,377,970	1,285,733	2,324,591	2,393,601	93.47	90.20	637.95	12.16

Named Executive Officers, Footnote [Text Block]	PEO 1: Anant Bhalla, CEO and PresidentPEO 2: John M. Matovina, Former CEO and PresidentThe following (non-PEO) NEOs are reflected in the averages in columns (d) and (e):
•For 2022: Axel André, James L. Hamalainen, Phyllis J. Zanghi, and Jeffrey D. Lorenzen
•For 2021: Axel André, Ronald J. Grensteiner, James L. Hamalainen, Ted M. Johnson, Jeffrey D. Lorenzen, and Tolga Uzuner
•For 2020: James L. Hamalainen, Ted M. Johnson, Jeffrey D. Lorenzen, and Renee D. Montz

Peer Group Issuers, Footnote [Text Block]	Represents weighted peer group total shareholder return (TSR) (weighted according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated), using the peer group listed in the CD&A for each respective period. See Question and Answer 17 of the CD&A in this proxy statement for the composition of and rationale for the 2022 peer group and for changes from the prior peer group, and similar disclosure in prior proxy statements regarding earlier peer groups.
Adjustment To PEO Compensation, Footnote [Text Block]	The following table illustrates the amounts added to and deducted from the Summary Compensation Table totals for the principal executive officers and Summary Compensation Table total average of the remaining named executive officers for the years presented in accordance with the SEC’s methodology for calculating "compensation actually paid":

	Fiscal Year	Summary Compensation Table Total ($)	DEDUCT Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year ($)	ADD Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year ($)	ADD Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	ADD Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year ($)	ADD Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)	DEDUCT Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Compensation Actually Paid ($)
PEO 1	2022	46,595,558	(41,820,516)	50,517,358	4,339,714	—	60,159	—	59,692,274
	2021	7,625,826	(3,863,120)	6,968,603	4,486,235	—	15,074	—	15,232,619
	2020	9,417,160	(5,769,042)	6,103,660	—	—	—	—	9,751,778
PEO 2	2022	—	—	—	—	—	—	—	—
	2021	—	—	—	—	—	—	—	—
	2020	1,377,970	(96,392)	—	163,496	—	(159,341)	—	1,285,733
NEO	2022	2,270,456	(660,777)	781,224	686,178	—	(21,974)	—	3,055,107
	2021	1,878,244	(961,350)	1,338,176	749,986	—	(58,548)	—	2,946,509
	2020	2,324,591	(1,345,245)	1,477,010	34,304	—	(97,059)	—	2,393,601

Non-PEO NEO Average Total Compensation Amount	$ 2,270,456	$ 1,878,244	$ 2,324,591
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,055,107	2,946,509	2,393,601
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table illustrates the amounts added to and deducted from the Summary Compensation Table totals for the principal executive officers and Summary Compensation Table total average of the remaining named executive officers for the years presented in accordance with the SEC’s methodology for calculating "compensation actually paid":

	Fiscal Year	Summary Compensation Table Total ($)	DEDUCT Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year ($)	ADD Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year ($)	ADD Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	ADD Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year ($)	ADD Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)	DEDUCT Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Compensation Actually Paid ($)
PEO 1	2022	46,595,558	(41,820,516)	50,517,358	4,339,714	—	60,159	—	59,692,274
	2021	7,625,826	(3,863,120)	6,968,603	4,486,235	—	15,074	—	15,232,619
	2020	9,417,160	(5,769,042)	6,103,660	—	—	—	—	9,751,778
PEO 2	2022	—	—	—	—	—	—	—	—
	2021	—	—	—	—	—	—	—	—
	2020	1,377,970	(96,392)	—	163,496	—	(159,341)	—	1,285,733
NEO	2022	2,270,456	(660,777)	781,224	686,178	—	(21,974)	—	3,055,107
	2021	1,878,244	(961,350)	1,338,176	749,986	—	(58,548)	—	2,946,509
	2020	2,324,591	(1,345,245)	1,477,010	34,304	—	(97,059)	—	2,393,601

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Over the time period disclosed in the Pay Versus Performance table:•the PEO and other NEO "Compensation Actually Paid" generally correlated positive with our TSR and the peer group TSR.
Compensation Actually Paid vs. Net Income [Text Block]	the PEO and other NEO "Compensation Actually Paid" generally did not generally correlate positively with our Net Income due to the impact of fair value accounting for our fixed index annuity business on our Net Income, which results in volatility that is not economic in nature but rather impacts the timing of reported results; these are among the adjustments we make to Net Income to arrive at our Operating Earnings, which we regard as a more useful measure for reviewing our business performance.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	PEO and NEO "Compensation Actually Paid" did not correlate positively with our Operating ROE from 2020 to 2021 due in part to the impact of the changes in fair value of outstanding option and stock awards during 2021 on the "Compensation Actually Paid" as defined under SEC rules; without such impact, the correlation would have been positive.•The PEO "Compensation Actually Paid" did not correlate positively with our Operating ROE from 2021 to 2022 due in part to the PEO's late-2022 strategic incentive award, payable only on significant, sustained increases in our Share price over five years.
Total Shareholder Return Vs Peer Group [Text Block]	Over the time period disclosed in the Pay Versus Performance table:•the PEO and other NEO "Compensation Actually Paid" generally correlated positive with our TSR and the peer group TSR.
Tabular List [Table Text Block]

Profitability: Operating ROE and Operating Earnings
Book Value Per Share
Capital Return to Shareholders
Reinsured Liabilities
Investment Spread

Total Shareholder Return Amount	$ 157.12	132.82	93.47
Peer Group Total Shareholder Return Amount	123.46	120.04	90.20
Net Income (Loss)	$ 1,177,270,000	$ 430,320,000	$ 637,950,000
Company Selected Measure Amount	0.0965	0.1075	0.1216
Additional 402(v) Disclosure [Text Block]	The most important financial performance measures we used to link compensation actually paid to our NEOs for the most recently completed fiscal year, to our performance are:

Profitability: Operating ROE and Operating Earnings
Book Value Per Share
Capital Return to Shareholders
Reinsured Liabilities
Investment Spread
See Appendix A for definition of non-GAAP financial measures.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Profitability: Operating ROE and Operating Earnings
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Book Value Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Capital Return to Shareholders
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Reinsured Liabilities
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Investment Spread
Anant Bhalla [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 46,595,558	$ 7,625,826	$ 9,417,160
PEO Actually Paid Compensation Amount	$ 59,692,274	$ 15,232,619	$ 9,751,778
PEO Name	Anant Bhalla	Anant Bhalla	Anant Bhalla
John M. Matovina [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,377,970
PEO Actually Paid Compensation Amount			$ 1,285,733
PEO Name			John M. Matovina
PEO [Member] | Anant Bhalla [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (41,820,516)	$ (3,863,120)	$ (5,769,042)
PEO [Member] | Anant Bhalla [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,517,358	6,968,603	6,103,660
PEO [Member] | Anant Bhalla [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,339,714	4,486,235	0
PEO [Member] | Anant Bhalla [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Anant Bhalla [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	60,159	15,074	0
PEO [Member] | Anant Bhalla [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | John M. Matovina [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(96,392)
PEO [Member] | John M. Matovina [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | John M. Matovina [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			163,496
PEO [Member] | John M. Matovina [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | John M. Matovina [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(159,341)
PEO [Member] | John M. Matovina [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(660,777)	(961,350)	(1,345,245)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	781,224	1,338,176	1,477,010
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	686,178	749,986	34,304
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,974)	(58,548)	(97,059)
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0